Vessels, Drilling Units, Machinery and Equipment - Assets and Liabilities Held for Sale (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 0	$ 566,242	$ 595,142	$ 341,950
Restricted cash	15,026	92,694
Accounts receivable trade, net	10,059	404,656
Due from related parties (Note 4)	20,637	29,203
Inventories	3,531	20,304
Prepayments and advances	2,305	24,856
Insurance claims	941	7,201
Total assets held for sale	216,026	0
Bank debt	217,549	1,165,021
Accounts payable	2,613	92,248
Accrued liabilities	4,955	185,366
Deferred revenues	725	123,728
Total liabilities held for sale	104,366	$ 0
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	12
Restricted cash	4,920
Accounts receivable trade, net	7
Inventories	384
Prepayments and advances	15
Insurance claims	97
Vessels held for sale	208,099
Total assets held for sale	216,026
Assets held for sale | TMS Bulkers Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from related parties (Note 4)	2,492
Liabilities held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bank debt	103,680
Accounts payable	1
Accrued liabilities	271
Deferred revenues	414
Total liabilities held for sale	$ 104,366